                                         VALOR INVESTMENT FUND, INC.
                                         Financial Statements for the
                                         Six Months Ended January 31, 1997, and
                                         Independent Accountants' Review Report

INDEPENDENT ACCOUNTANTS' REVIEW REPORT

Shareholders and
Board of Directors
Valor Investment Fund, Inc.

We have reviewed the accompanying statement of assets and liabilities and statement of investments of Valor Investment Fund, Inc. (the "Company") as of January 31, 1997, and the related statements of operations, shareholders' investment, and the statement of changes in net assets for the six months then ended. These financial statements are the responsibility of the Company's management.

We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with generally accepted auditing standards, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying financial statements in order for them to be in conformity with generally accepted accounting principles.



March 21, 1997

VALOR INVESTMENT FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
AS OF JANUARY 31, 1997

------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in securities - at market value (cost of $13,165,317) (Note 2)                     $13,560,720
  Interest receivable                                                                                205,431
  Prepaid expenses                                                                                     4,502
                                                                                                 -----------
      Total assets                                                                                13,770,653
LIABILITIES - Accrued expenses                                                                        18,000
                                                                                                 -----------
NET ASSETS (equivalent to $15.56 per share based on 883,525 shares of
 common stock outstanding at January 31, 1997)                                                   $13,752,653
                                                                                                 ===========

See notes to financial statements and Independent Accountants' Review Report.

VALOR INVESTMENT FUND, INC.

STATEMENT OF INVESTMENTS
JANUARY 31, 1997

-----------------------------------------------------------------------------------------------------------
                                                            PRINCIPAL          AMORTIZED
                                                               AMOUNT            COST              MARKET
MONEY MARKET FUNDS
Dreyfus Tax Exempt Money Market Fund                         $   71,136       $   71,136         $   71,136

SHORT-TERM MUNICIPAL BONDS:
Detroit City School District, 5.050%, May 1, 1997               215,000          215,000            215,727

LONG-TERM MUNICIPAL BONDS
Alaska State Hsg Fin Corp, 6.375%, December 1, 2012             275,000          272,560            297,197
Ann Arbor General Obl, 6.000%, September 1, 2009                100,000           98,024            103,782
Avondale School District, 5.8%, May 1, 20015                    140,000          140,000            141,277
Bay County General Obl, 6.500%, May 1, 2004                     500,000          500,000            502,515
Berkley City Sch Dist MI FGIC, 5.6250%, January 1, 2015         261,827          261,827            268,628
Brandon School District, 5.600%, May 1, 2010                    100,000           98,678            101,534
Brevard County Solid Waste, 5.700%, April 1, 2009               100,000          100,000            100,393
Caledonia Comm. Schools MI, 6.625%, May 1, 2014                 150,000          150,000            162,998
Carrollton Public School District, 6.400%, May 1, 2004           65,000           64,769             67,152
Carrollton Public School District, 6.400%, May 1, 2005           75,000           74,702             77,468
Carrollton Public School District, 6.400%, May 1, 2006           75,000           74,673             77,450
Carrollton Public School District, 6.400%, May 1, 2007           75,000           74,646             77,434
Cedar Springs Pub School Dist, 5.875%, May 1, 2014              250,000          249,365            254,988
Central Michigan Univ. Rev., 7.000%, October 1, 2000            210,000          229,559            231,489
Central Michigan Univ. Rev., 5.500%, October 1, 2010            200,000          200,000            201,102
Central Michigan Univ. Rev., 6.000%, October 1, 2013            100,000          100,987            102,896
Chicago Emer. Telephone Sys., 5.800%, January 1, 2013           100,000          100,000            101,005
Chicago Ill.  General Obl., 6.250%, January 1, 2012             200,000          207,446            208,990
Chippewa Valley Schools, 7.750%, May 1, 2005                     50,000           47,119             51,999
Chippewa Valley Schools, 7.800%, May 1, 2008                    555,000          553,537            577,250
Clintondale Comm. Schools, 6.500%, May 1, 2010                  100,000           99,588            110,534
Cook County General Obl., 5.400%, November 15, 2008             200,000          200,000            201,710
Eugene Trojan Nuclear Proj Rev OR, 5.900%, September 1, 2009    145,000          145,671            145,013
Flat Rock Comm. School District, 5.25%, May 1, 2010             125,000          123,328            123,348
Flint, MI General Obligation, 6.250%, November 1, 2003          100,000           98,418            102,327
Flint, MI General Obligation, 6.250%, November 1, 2004          100,000           98,219            101,892
Florida General Obligation, 5.900%, October 1, 2008             250,000          244,731            253,980
Florida State Board of Educ., 6.000%, May 1, 2005               500,000          500,000            542,205
Florida State Board of Educ., 5.200%, June 1, 2006               25,000           22,920             23,770
Grand Haven Area Pub. Schools, 6.050%,May 1, 2014               165,000          163,391            169,967
Grand Ledge Public Schools, 6.40%, May 1, 2008                   50,000           54,312             54,461
                                                             ----------       ----------        -----------
            Total forward                                     5,341,827        5,348,470          5,336,754

                                                                                                 (Continued)

VALOR INVESTMENT FUND, INC.

STATEMENT OF INVESTMENTS
JANUARY 31, 1997

-------------------------------------------------------------------------------------------------------------------------
                                                               PRINCIPAL                 AMORTIZED
                                                                AMOUNT                     COST                  MARKET
            Total forward                                    $ 5,341,827                $ 5,348,470           $ 5,536,754

Grosse Isle General Obl., 5.200%, March 1, 2008                   25,000                     24,618                24,848
Huron Valley School Dist. MI FGIC, 5.875%, May 1, 2016           100,000                     98,924               101,838
Hudsonville Public Schools, 6.000%, May 1, 2009                  100,000                    100,000               104,609
Illinois State Sales Tax Revenue, 5.400%, June 15, 2013          150,000                    145,941               146,581
Intermountain Power Agency, 6.000%, July 1, 2016                 315,000                    322,992               315,079
Kalamazoo Water Revenue MI FSA, 5.625%, September 1, 2011        100,000                     98,359               100,509
Kentwood Public Schools, 6.400%, May 1, 2015                     500,000                    500,000               522,605
King County General Obligation, 6.200 %, June 1, 2002            500,000                    500,000               500,560
L'Anse Creuse Public Schools, 5.500%, May 1, 2014                 80,000                     80,000                77,822
Lenawee County, MI Gen. Obl., 6.050%, May 1, 1999                100,000                    100,000               101,444
Lenawee County, MI Gen. Obl., 6.100%, May 1, 2000                125,000                    125,000               126,744
Lenawee County, MI Gen. Obl., 6.150%, May 1, 2001                125,000                    125,000               126,715
Macomb Water Sup. & Sew. Disp., 6.000%, January 1, 2012          200,000                    200,000               205,158
Marysville Public School District, 5.750%, May 1, 2005           150,000                    147,717               151,161
Michigan Higher Ed Stu Ln Rv, 6.000%, September 1, 2008          170,000                    170,988               172,887
Michigan Municipal Bond Auth. Rev. 5.400%, October 1, 2014       100,000                     96,274                96,786
Michigan State Bldg. Auth. Rev., 6.250%, October 1, 2020         250,000                    245,768               257,515
Michigan State Trunk Line Rev., 6.000%, August 15, 2019          250,000                    241,662               250,573
Millington Community School Dist., 5.700%, May 1, 2005           100,000                     93,350               102,143
Monroe County General Obl., 5.250 %, November 1, 2002             65,000                     61,813                66,359
Mount Pleasant Water Revenue, 6.000%, February 1, 2015           340,000                    333,218               347,973
Novi Community School District, 6.1250%, May 1, 2013             250,000                    250,580               260,815
Oakland County General Obl., 6.200%, May 1, 2003                 500,000                    489,796               511,665
Oakland County General Obl., 6.000%, November 1, 2011            115,000                    114,049               118,977
Oakland County General Obl., 6.000%, November 1, 2013            145,000                    142,386               149,291
Orange County Sales Tax Rev., 5.250%, January 1, 2016            150,000                    148,035               140,754
Oregon General Obligation, 5.900%, July 15, 1998                 500,000                    500,000               514,365
Orlando Util Comm. Water & Elec., 6.300%, April 1, 2003          250,000                    251,541               271,458
Rochester Comm. Sch. Dist., 5.625%, May 1, 2009                   35,000                     34,642                36,012
St. Lucie County School Board, 5.375%, July 1, 2013              150,000                    150,000               147,347
San Antonio General Obligation, 5.750%, August 1, 2013           110,000                    110,266               110,360
Santa Monica, Cal Univ Sch Dist, 5.400%, August 1, 2009           50,000                     50,000                50,387
Tarrant Co. Water Control, TX, 5.750%, March 1, 2001             150,000                    150,000               157,031
University of Michigan, Revenue, 5.750%, April 1, 2003            75,000                     70,975                75,866
University of Michigan, Revenue, 5.800%, April 1, 2010           230,000                    230,000               235,564
Utica Community Schools, MI, 7.100%, May 1, 2006                  75,000                     75,000                82,245
WA State Public Power Supp., 6.00%, July 1, 2012                 100,000                    101,623                99,102
Warren Consol. Sch Dist MI MBIA, 5.50%, May 1, 2014              200,000                    193,767               195,840
                                                             -----------                -----------           -----------
Total forward                                                 12,271,827                 12,222,754            12,593,742

                                                                                                              (Continued)

VALOR INVESTMENT FUND, INC.

STATEMENT OF INVESTMENTS
JANUARY 31, 1997

---------------------------------------------------------------------------------------------------------------------
                                                                    PRINCIPAL           AMORTIZED
                                                                     AMOUNT               COST               MARKET
     Total forward                                                $12,271,827          $12,222,754        $12,593,742

Washoe County General Obl., 6.200%, April 1, 2010                     185,000              181,427            193,863
Yale Public Schools District, MI, 5.000%, May 1, 2005                 125,000              125,000            124,490
Zeeland Public Schools, MI, 6.000%, May 1, 2010                       100,000              100,000            104,462
Zeeland Public Schools, MI, 6.000%, May 1, 2014                       250,000              250,000            257,300
                                                                  -----------          -----------        -----------

    Total long-term municipal bonds                                12,931,827           12,879,181         13,273,857
                                                                  -----------          -----------        -----------
TOTAL INVESTMENTS                                                 $13,217,963          $13,165,317        $13,560,720
                                                                  ===========          ===========        ============

See note to financial statements and Independent Accountants' Review Report.

                                                                   (Concluded)

VALOR INVESTMENT FUND, INC.

STATEMENT OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED JANUARY 31, 1997

---------------------------------------------------------------------------------------
REVENUE -
 Interest income                                                               $400,272
                                                                               --------
      Total revenue                                                             400,272

EXPENSES:
 Professional fees                                                               19,924
 Custodian fees                                                                   3,500
 Other                                                                            2,564
                                                                               --------
      Total expenses                                                             25,988
                                                                               --------
NET INVESTMENT INCOME (equivalent to $0.42 per share based on
 883,525 shares of common stock outstanding at January 31, 1997)                374,284
                                                                               --------
UNREALIZED APPRECIATION OF INVESTMENTS:
 Beginning of period                                                            340,818
 End of period                                                                  395,403
                                                                               --------
INCREASE IN UNREALIZED APPRECIATION OF INVESTMENTS                               54,585
                                                                               --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $428,869
                                                                               ========


See notes to financial statements and Independent Accountants' Review Report.

VALOR INVESTMENT FUND, INC.

STATEMENT OF SHAREHOLDERS' INVESTMENT
SIX MONTHS ENDED JANUARY 31, 1997

---------------------------------------------------------------------------------------------------------------------------

                                            COMMON STOCK                                UNDISTRIBUTED UNREALIZED
                                        ---------------------                               NET      APPRECIATION
                                         SHARES                  PAID-IN     RETAINED    INVESTMENT     OF
                                        (NOTE 4)     PAR VALUE   SURPLUS     EARNINGS      INCOME   INVESTMENTS    TOTAL
BALANCE AT JULY 31, 1996                 883,525     $883,525   $180,944   $11,967,524    $383,900   $340,818   $13,756,711
 Net increase in net assets resulting
  from operations                                                                          374,284     54,585       428,869
 Distributions to shareholders ($0.49
  per share)                                                                              (432,927)                (432,927)
                                        --------     --------   --------   -----------    --------   --------   -----------
BALANCE AT JANUARY 31, 1997             $883,525     $883,525   $180,944   $11,967,524    $325,257   $395,403   $13,752,653
                                        ========     ========   ========   ===========    ========   ========   ===========

See notes to financial statements and Independent Accountants' Review Report.

VALOR INVESTMENT FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JANUARY 31,1997

---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                                                            $   374,284
 Increase in unrealized appreciation                                                   54,585
                                                                                  -----------
       Net increase in net assets resulting from operations                           428,869
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT
 INCOME                                                                               432,927
                                                                                  -----------
DECREASE IN NET ASSETS                                                                 (4,058)

NET ASSETS:
 Beginning of period                                                               13,756,711
                                                                                  -----------
 End of period                                                                    $13,752,653
                                                                                  ===========


See notes to financial statements and Independent Accountants' Review Report.

VALOR INVESTMENT FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX MONTHS ENDED JANUARY 31, 1997

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Company is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   INVESTMENT SECURITIES are reported at market value determined principally by obtaining quotations from nationally recognized valuation services or market value estimates from registered brokers/dealers.

   SECURITIES TRANSACTIONS are recorded on a trade-date basis. Cost of securities sold is determined using the identified cost.

   INTEREST INCOME, adjusted for amortization of premium or accretion of discounts on investments in municipal bonds, is recorded on the accrual basis.

   INCOME TAXES - It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to make distributions of income and realized capital gains sufficient to relieve it from all or substantially all federal income taxes. No provision for federal income taxes is required for the six month period ended January 31, 1997.

   MANAGEMENT AND SERVICE FEES - No management fees have been paid or accrued to outside organizations. A total of $800 in fees has been paid to directors. The only service fees paid or accrued were legal, accounting, custodian, and recordkeeping fees to unaffiliated persons.

2. SECURITIES TRANSACTIONS

   The following summarizes the changes in investments, at amortized cost, for the six months ended January 31, 1997:

      Balance, July 31 1996                               $13,331,759
       Plus purchases                                         871,392
       Less:
        Matured securities                                     60,000
        Redeemed securities                                   977,414
        Premium amortization net of discount accretion            420
                                                          -----------
      Balance, January 31, 1997                           $13,165,317
                                                          ===========

   The cost of securities includes applicable accretion of discount and amortization of premium. Approximately $0.1 million in purchases and $0.1 million in redeemed securities were bond transactions. The remaining transactions were related to the money market fund.

3. TRANSACTIONS WITH AFFILIATES

   The Company had no transactions with affiliated persons in the six months ended January 31, 1997, except as described in Note 1.

4. COMMON STOCK

   There are 2,000,000 authorized shares of common stock, of which 883,525 shares were outstanding at January 31, 1997.

5. UNREALIZED DEPRECIATION AND APPRECIATION

   The cost of securities for federal income tax purposes differs from the cost for financial statement purposes because the cost for tax purposes is adjusted by the amount of discount amortization only if the discount is the original issue discount.

   The aggregate cost of securities for federal income tax purposes was $13,061,390 at January 31, 1997. The gross unrealized appreciation and depreciation computed as the difference between market value and cost for tax purposes is as follows:

        Aggregate gross unrealized depreciation            $(23,345)
        Aggregate gross unrealized appreciation             522,675
                                                           --------
        Net unrealized appreciation                        $499,330
                                                           ========

6.   PER SHARE DATA

   The following are selected per share data based on the weighted average shares outstanding during the six months ended January 31, 1997 and the year ended July 31, 1996.

                                                      SIX MONTHS
                                                         ENDED     YEAR ENDED
                                                       JANUARY 31,   JULY 31,
                                                          1997         1996
       Revenues                                        $   0.45      $  0.96
       Expenses                                           (0.03)       (0.03)
                                                       --------      -------
       Net investment income                               0.42         0.93
       Distributions from net investment income           (0.49)       (0.91)
       Increase (decrease) in unrealized appreciation      0.06
                                                       --------      -------
       Increase (decrease) in net asset value             (0.01)        0.02
       Net asset value - beginning                        15.57        15.55
                                                       --------      -------
       Net asset value - ending                        $  15.56     $  15.57
                                                       ========     ========
       Weighted average shares outstanding
        during the period                               883,525      883,525
                                                       ========     ========

7. INTEREST INCOME

   The following details by state, the interest income earned by the Company during the six months ended January 31, 1997:

     Alaska                                           $  8,844
     California                                          1,350
     Florida                                            41,927
     Illinois                                           17,435
     Michigan*                                         269,655
     Nevada                                              6,907
     Oregon                                             19,001
     Texas                                               7,467
     Utah                                                9,240
     Washington                                         18,446
                                                      --------
     Total                                            $400,272
                                                      ========


*Included in the Michigan total is $1,853 interest earned on a tax-exempt money market fund for the six months ended January 31, 1997.

                                    ******

See Independent Accountants' Review Report.